Acquisitions (Details Narrative) (10-K)	Mar. 07, 2018 USD ($)
First Location [Member]
Purchase consideration	$ 30,000
Note principal amount	9,600
Second Location [Member]
Purchase consideration	20,000
Note principal amount	$ 187,000